Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Fidelity Inflation-Protected Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Inflation-Protected Bond Index Fund
Class Name	Fidelity® Inflation-Protected Bond Index Fund
Trading Symbol	FIPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Inflation-Protected Bond Index Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Inflation-Protected Bond Index Fund	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 9,175,415,932
Holdings Count | shares	50
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$9,175,415,932
Number of Holdings	50
Portfolio Turnover	22%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 62.0 1 - 1.99% 20.2 2 - 2.99% 12.6 3 - 3.99% 4.5 U.S. Treasury Obligations 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 74.9 US Treasury Bonds 24.4 99.3
Fidelity SAI International Credit Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Credit Fund
Class Name	Fidelity® SAI International Credit Fund
Trading Symbol	FSNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI International Credit Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Credit Fund	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 389,358,067
Holdings Count | shares	232
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$389,358,067
Number of Holdings	232
Portfolio Turnover	73%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.2 AAA 6.3 AA 0.3 A 12.2 BBB 34.9 BB 4.3 B 0.7 CCC,CC,C 0.6 D 0.1 Not Rated 9.6 Short-Term Investments and Net Other Assets (Liabilities) 5.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 53.4 U.S. Treasury Obligations 25.2 Foreign Government and Government Agency Obligations 11.3 Preferred Securities 4.3 Short-Term Investments and Net Other Assets (Liabilities) 5.8 ASSET ALLOCATION (% of Fund's net assets) United States 34.3 United Kingdom 17.4 Germany 15.5 France 4.6 Netherlands 4.1 Switzerland 3.7 Luxembourg 2.9 Japan 2.4 Denmark 2.1 Others 13.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.9 US Treasury Bonds 12.3 German Federal Republic 6.8 Japan Government 2.4 Canadian Government 2.1 UBS Group AG 2.0 HSBC Holdings PLC 2.0 Lloyds Banking Group PLC 1.9 NatWest Group PLC 1.9 Danske Bank A/S 1.7 46.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Class Name	Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Trading Symbol	FSTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 7,539,073,797
Holdings Count | shares	28
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$7,539,073,797
Number of Holdings	28
Portfolio Turnover	24%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 66.3 1 - 1.99% 13.2 2 - 2.99% 18.2 3 - 3.99% 1.6 U.S. Treasury Obligations 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 88.0 US Treasury Bonds 11.3 99.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Class Name	Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Trading Symbol	FSTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 10,496,299,874
Holdings Count | shares	27
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$10,496,299,874
Number of Holdings	27
Portfolio Turnover	32%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 59.2 1 - 1.99% 33.5 2 - 2.99% 5.0 3 - 3.99% 1.9 U.S. Treasury Obligations 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 68.0 US Treasury Bonds 31.6 99.6
Fidelity SAI Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Municipal Income Fund
Class Name	Fidelity® SAI Municipal Income Fund
Trading Symbol	FSMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Municipal Income Fund	$ 17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 2,103,556,992
Holdings Count | shares	1,862
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,103,556,992
Number of Holdings	1,862
Portfolio Turnover	7%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 20.0 Transportation 16.5 Health Care 14.8 Education 8.1 Special Tax 8.0 Housing 7.7 State G.O. 6.5 Water & Sewer 5.4 Others(Individually Less Than 5%) 13.0 100.0 AAA 10.8 AA 33.2 A 37.2 BBB 7.9 BB 1.1 B 0.2 CCC,CC,C 0.0 Not Rated 4.1 Short-Term Investments and Net Other Assets (Liabilities) 5.5 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 10.0 New York 8.1 New Jersey 7.2 Texas 7.2 Pennsylvania 6.0
Fidelity International Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Bond Index Fund
Class Name	Fidelity® International Bond Index Fund
Trading Symbol	FBIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Bond Index Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Bond Index Fund	$ 3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 802,782,572
Holdings Count | shares	1,785
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$802,782,572
Number of Holdings	1,785
Portfolio Turnover	22%

Holdings [Text Block]	AAA 16.7 AA 11.8 A 12.2 BBB 11.2 BB 0.2 B 0.0 CCC,CC,C 0.0 Not Rated 46.6 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 64.5 Corporate Bonds 33.8 Preferred Securities 0.4 U.S. Treasury Obligations 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) China 19.4 France 10.0 Japan 9.6 Germany 8.9 Italy 6.3 Canada 5.9 United States 5.3 United Kingdom 4.2 Spain 4.2 Others 26.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Peoples Republic of China 11.5 Japan Government 9.2 Italian Republic 5.6 French Government 5.6 German Federal Republic 5.0 China Development Bank 4.2 Spanish Kingdom 3.5 United Kingdom of Great Britain and Northern Ireland 2.6 Korean Republic 2.1 Agricultural Development Bank of China 2.1 51.4